EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Employee Stock Ownership Plan [Line Items]
EMPLOYEE STOCK OWNERSHIP PLAN	EMPLOYEE STOCK OWNERSHIP PLAN
Certain employees have historically received Company matching contributions as units in the RTX ESOP Fund through the leveraged ESOP until all remaining unallocated shares in the RTX ESOP Fund were fully allocated to participant accounts. Starting in the second half of 2024, the Company began funding the ESOP matching contributions as shares in the RTX Stock Fund on a non-leveraged basis. Under the non-leveraged basis, RTX treasury shares are utilized to fund the matching contributions and participants receive units of the RTX Stock Fund in the amount of their matching contribution at fair value on the date earned. The Company also expanded its use of matching contributions in shares under the ESOP to additional participants who previously received matching contributions in cash.
In 2025, participants were credited with matching contributions in the RTX Stock Fund of approximately $573 million representing approximately 4,004,000 shares. The RTX Stock Fund includes both employer matching contributions and participants' elective contributions made to the fund.